Nov. 27, 2019
HARTFORD DISCIPLINED EQUITY HLS FUND

NOVEMBER 27, 2019

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2019, AS SUPPLEMENTED THROUGH AUGUST 8, 2019

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

1.	At a meeting held on August 6-7, 2019, the Board of Directors of Hartford Series Fund, Inc. approved a reduction to the contractual investment management fee schedule for Hartford Disciplined Equity HLS Fund effective January 1, 2020. Accordingly, effective January 1, 2020, under the heading “Hartford Disciplined Equity HLS Fund Summary Section - Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table as well as the expense example and portfolio turnover paragraph will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Classes	IA	IB
Management fees(1)	0.68%	0.68%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.73%	0.98%

(1) “Management fees” have been restated to reflect current fees.

Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IA	$75	$233	$406	$906
IB	$100	$312	$542	$1,201

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

This Supplement should be retained with your Statutory Prospectus for future reference.